Income and Expenses Items - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Allowance for trade receivables for related parties		$ 1	$ 27
Allowance for trade receivables		570	302
Allowance for other receivable	$ 30	53
Allowance for foreseeable loss	193		276
Impairment of property, plant and equipment	546	11	223
Other operating expenses – others	1	810	81
Total other operating expenses	$ 770	$ 1,445	$ 909